Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments given (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 19,394	£ 19,012
Documentary credits and other short-term trade related transactions	1,741	812
Standby facilities, credit lines and other commitments	256,027	314,761
Total off-balance sheet	277,162	334,585
On demand [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	15,435	16,047
Documentary credits and other short-term trade related transactions	70	34
Standby facilities, credit lines and other commitments	250,802	311,481
Total off-balance sheet	266,307	327,562
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,102	1,085
Documentary credits and other short-term trade related transactions	1,263	593
Standby facilities, credit lines and other commitments	1,734	1,144
Total off-balance sheet	4,099	2,822
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	553	560
Documentary credits and other short-term trade related transactions	325	147
Standby facilities, credit lines and other commitments	1,311	883
Total off-balance sheet	2,189	1,590
Over six months and not later than nine months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	145	92
Documentary credits and other short-term trade related transactions	55	26
Standby facilities, credit lines and other commitments	397	77
Total off-balance sheet	597	195
Over nine months and not later than one year [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	170	242
Documentary credits and other short-term trade related transactions	14	6
Standby facilities, credit lines and other commitments	667	778
Total off-balance sheet	851	1,026
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	415	346
Documentary credits and other short-term trade related transactions	11	5
Standby facilities, credit lines and other commitments	311	44
Total off-balance sheet	737	395
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	435	80
Documentary credits and other short-term trade related transactions	3	1
Standby facilities, credit lines and other commitments	257	47
Total off-balance sheet	695	128
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	641	59
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	424	259
Total off-balance sheet	1,065	318
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	319	245
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	19	2
Total off-balance sheet	338	247
Over ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	179	256
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	105	46
Total off-balance sheet	£ 284	£ 302